SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 30                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4165

     Amendment No. 32                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY TARGET MATURITIES TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: February 1, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is being made to extend the date of effectiveness of the Registrant's 1933 Post-Effective Amendment No. 29 to February 1, 1999. The Post-Effective Amendment originally requested effectiveness as of January 12, 1999.

The following documents are hereby incorporated by reference:

*    Prospectus for the Target Funds Investor Class dated February 1, 1999 filed
     pursuant   to  Rule   485(a)  on   November   13,   1998   (Accession   No.
     0000757928-98-000006).

*    Prospectus  for the Target Funds Advisor Class dated February 1, 1999 filed
     pursuant   to  Rule   485(a)  on   November   13,   1998   (Accession   No.
     0000757928-98-000006).

* Statement of Additional Information for the Target Funds dated February 1, 1999 filed pursuant to Rule 485(a) on November 13, 1998 (Accession No. 0000757928-98-000006).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

AMERICAN CENTURY TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 30
1940 Act Amendment No. 32
--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 23 EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

          (a) (1) Agreement and Declaration of Trust dated May 31, 1995 (filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 24 to the Registration Statement on November 29, 1995, File No. 2-94608).

               (2) Amendment to the Declaration of Trust dated October 21, 1996 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

               (3) Amendment to the Declaration of Trust dated August 1, 1997 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

          (b) Amended and Restated Bylaws, dated May 17, 1995 (filed electronically as Exhibit 2 to Post-Effective Amendment No. 24 to the Registration Statement on November 29, 1995, File No. 2-94608).

          (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article VIII, Article X, Article XI and Article XII of Registrant's Declaration of Trust , appearing as Exhibit (1)(b) to Post-Effective Amendment No. 24 and Exhibit
               (1)  to  Post-Effective  Amendment  No.  27 to  the  Registration
               Statements  on  Form  N-1A of the  Registrant;  and  Article  II,
               Article VII and Article VIII of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant.

          (d) (1) Investor Class Investment Management Agreement between American Century Target Maturities Trust and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as Exhibit 5 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

               (2) Advisor Class Investment Management Agreement between American Century Target Maturities Trust, American Century Government Income Trust, American Century International Bond Funds, and American Century Quantitative Equity Funds, dated August 1, 1997 (filed electronically as Exhibit 5 of Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

          (e) (1) Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 to the Registration Statement on January 30, 1998, File No. 2-94608).

               (2) Amendment No. 1 to the Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as Exhibit 6b to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

               (3) Amendment No. 2 to Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated December 1, 1998 (filed electronically as Exhibit (e)(3) to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., on November 13, 1998, File No. 33-39242).

               (4) Amendment No. 3 to Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated January 29, 1999 (filed electronically as Exhibit (e)(4) to Post-Effective Amendment No. 28 to the Registration Statement of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).

          (f)  Not applicable.

          (g) Custodian Agreement between American Century Investments (including American Century Target Maturities Trust), and The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 of Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222).

          (h) (1) Transfer Agency Agreement between American Century Target Maturities Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

               (2)  Amendment  to Transfer  Agency  Agreement  between  American
               Century Target Maturities Trust and American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (i)  Opinion and consent of counsel (filed  electronically  as Exhibit
               (i) of Post-Effective Amendment No. 29 to the Registration Statement on November 13, 1998, File No. 2-94608).

          (j) (1) Consent of PricewaterhouseCoopers, LLP, independent auditors, to be filed by amendment.

               (2) Consent of KPMG Peat Marwick, LLP, independent auditors, to be filed by amendment.

               (3) Power of Attorney dated December 18, 1998 is included herein.

          (k)  Not applicable.

          (l)  Not applicable.

          (m) (1) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 (filed electronically as Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement filed on August 28, 1997, filed No. 2-94608).

               (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Target Maturities Trust (Advisor Class) dated June 29, 1998 (filed electronically as
               Exhibit 15b to Post-Effective Amendment No. 23 of American Century Quantitative Equity Funds filed on June 29, 1998, File No. 33-19589).

          (n) (1) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2000 is included herein.

               (2) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2005 is included herein.

               (3) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2010 is included herein.

               (4) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2015 is included herein.

               (5) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2020 is included herein.

               (6) Financial Data Schedule for American Century - Benham Target Maturities Trust: 2025 is included herein.

          (o) (1) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as
               Exhibit 18 of Post-Effective Amendment No. 27 to the Registration Statement on August 28, 1997, File No. 2-94608).

               (2) Amendment to Multiple Class Plan of American Century Target Maturities Trust dated June 29, 1998 (filed electronically as Exhibit (o)(2) to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

Item 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 25. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on May 17, 1995 (filed electronically as Exhibit 2(b) of Post-Effective Amendment No. 24 to the Registration Statement on November 29, 1995, File No. 2-94608).


Item 26. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.


Item 27. Principal Underwriters.

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          BJB Investment Funds
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick - Cendant Investment Trust
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant
Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk
Michael S. Petrucelli                Senior Vice President               None

Joseph F. Tower, III                 Director, Senior Vice President,    None
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               None

Allen B. Closser                     Senior Vice President               None

Bernard A. Whalen                    Senior Vice President               None

William J. Nutt                      Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

         (c)  Not applicable.


Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services.

Not applicable.


Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this 1933 Post-Effective Amendment No. 30 and 1940 Act Amendment No. 32 to its Registration Statement pursuant to Rule 485(b) promogulated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 30/Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 8th day of January, 1999.

                     AMERICAN CENTURY TARGET MATURITIES TRUST


                     By:  /*/George A. Rio
                          George A. Rio
                          President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30/Amendment No. 32 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                                   Date
*                                    President, Principal Executive and            January 8, 1999
---------------------------------    Principal Financial Officer
George A. Rio

*                                    Vice President and Treasurer                  January 8, 1999
---------------------------------
Maryanne Roepke

*                                    Chairman of the Board and Trustee             January 8, 1999
---------------------------------
James E. Stowers III

*                                    Trustee                                       January 8, 1999
---------------------------------
William M. Lyons

*                                    Trustee                                       January 8, 1999
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                       January 8, 1999
---------------------------------
Ronald J. Gilson

*                                    Trustee                                       January 8, 1999
---------------------------------
Myron S. Scholes

*                                    Trustee                                       January 8, 1999
---------------------------------
Kenneth E. Scott

*                                    Trustee                                       January 8, 1999
---------------------------------
Isaac Stein

*                                    Trustee                                       January 8, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles C.S. Park
*by Charles C.S. Park, Attorney in Fact (pursuant to a Power of Attorney dated December 18, 1998).